Loans and advances to clients (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Investment In Lease Transactions [Abstract]
Overdue	R$ 3,233	R$ 4,817	R$ 11,412
Due to:
Up to 1 year	978,748	975,183	1,057,023
From 1 to 5 years	1,442,244	1,160,986	1,101,104
Over 5 years	4,014	1,071	2,177
Total	R$ 2,428,239	R$ 2,142,057	R$ 2,171,716